Description of the business and organization	12 Months Ended
Dec. 31, 2023
Description of the business and organization
Description of the business and organization
1.	Description of the business and organization

(a) Description of the business

Atour Lifestyle Holdings Limited (“Atour” or the “Company”), is a holding company incorporated in the Cayman Islands. The Company conducts its business through its subsidiaries (“together referred to as the “Group”). The principal business activities of the Group are to develop lifestyle brands around hotel offerings in the People’s Republic of China (the “PRC”). On November 11, 2022, the Company completed its IPO on NASDAQ in the United States under the stock code “ATAT”.

Manachised hotels

Manachised hotels refers to franchised-and-managed hotels. Typically, the Group enters into certain franchise and management arrangements with franchisees for which the Group is responsible for providing branding, appointing and training of the hotel managers, and various other management services. Under typical franchise and management agreements, the franchisees are required to pay upfront franchise fees and continuing franchise fees, the majority of which are determined based on a certain percentage of the revenues of the hotel. The franchisees are responsible for hotel construction, renovation and maintenance. The term of the franchise and management agreements are typically eight to fifteen years.

Leased hotels

Leased hotels refer to the hotels that the Group operates and manages and where the properties are leased from third party lessors. The Group is responsible for hotel development and customization to conform to the Group’s standards, as well as for repairs and maintenance and operating costs and expenses of properties over the term of the lease. The Group is also responsible for all aspects of hotel operations and management, including hiring, training and supervising the hotel managers and employees required to operate our hotels and purchasing supplies.

As of December 31, 2023, the principal subsidiaries of the Group are as follows:

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Subsidiaries	Ownership	Acquisition	Incorporation	Operation
Atour (Tianjin) Hotel Management Co., Ltd.	100%	August 30, 2012	PRC	Hotel management
Shanghai Atour Business Management (Group) Co., Ltd.	100%	February 17,2013	PRC	Hotel management
Xi’an Jiaduo Hotel Management Co., Ltd.	100%	August 30, 2013	PRC	Hotel management
Gongyu (Shanghai) Culture Communication Co., Ltd.	100%	December 02, 2014	PRC	Retail management
Shanghai Qingju Investment Management Co., Ltd.	100%	July 15, 2015	PRC	Investment management
Fuzhou Hailian Atour Hotel Management Co., Ltd.	51%	September 21, 2015	PRC	Hotel management
Chengdu Zhongchengyaduo Hotel Management Co., Ltd.	100%	November 26, 2015	PRC	Hotel management
Shanghai Hongwang Financial Information Service Co., Ltd.	100%	January 27, 2016	PRC	Financial information service management

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Subsidiaries	Ownership	Acquisition	Incorporation	Operation
Shanghai Shankuai Information Technology Co., Ltd.	100%	February 01,2016	PRC	Retail management
Hangzhou Anduo Hotel Management Co., Ltd.	100%	April 20, 2017	PRC	Hotel management
Shanghai Leiduo Information Technology Co., Ltd.	100%	March 21, 2017	PRC	Retail management
Yueduo (Shanghai) Apartment Management Service Co., Ltd.	80%	March 23, 2017	PRC	Property Management
Shanghai Naiduo Hotel Management Co., Ltd.	100%	July 25, 2017	PRC	Hotel management
Shanghai Zhouduo Hotel Management Co., Ltd.	100%	August 04, 2017	PRC	Hotel management
Shanghai Chengduo Information Technology Co., Ltd.	100%	November 15, 2017	PRC	Software and Technology services
Beijing Chengduo Data Technology Co., Ltd.	100%	January 22, 2018	PRC	Technology services
Shanghai Xiangduo Enterprise Management Co., Ltd.	100%	April 13, 2018	PRC	Hotel management
Shanghai Guiduo Hotel Management Co., Ltd.	100%	May 08,2018	PRC	Hotel management
Atour (Shanghai) Travel Agency Co., Ltd.	100%	July 05, 2018	PRC	Travel agency operation
Guangzhou Zhongduo Hotel Management Co., Ltd.	100%	July 19, 2018	PRC	Hotel management
Shanghai Banduo Hotel Management Co., Ltd.	100%	October 11, 2018	PRC	Hotel management
Beijing Yueduo Property Management Co., Ltd.	80%	February 13, 2019	PRC	Property Management
Shanghai Xingduo Hotel Management Co., Ltd.	100%	May 24, 2019	PRC	Hotel management
Shanghai Jiangduo Information Technology Co., Ltd.	100%	March 07, 2019	PRC	Retail management
Shenzhen Jiaoduo Hotel Management Co., Ltd.	100%	March 25, 2019	PRC	Hotel management
Shanghai Huiduo Hotel Management Co., Ltd.	90%	July 15, 2019	PRC	Hotel management
Shanghai Mingduo Business Management Co., Ltd.	100%	July 18, 2019	PRC	Hotel management
Shanghai Youduo Hotel Management Co., Ltd.	100%	July 26, 2019	PRC	Hotel management
Shanghai Yinduo Culture Communication Co., Ltd.	100%	August 27, 2020	PRC	Retail management
Atour Hotel (HK) Holdings, Ltd.	100%	March 05, 2021	Hong Kong	Investment holding
Shanghai Rongduo Commercial Management Co., Ltd.	100%	June 13, 2022	PRC	Hotel management

(b) Restructuring

In connection with the initial public offering of the Company’s shares, the Group undertook certain corporate restructuring activities in 2021 (“Restructuring”) to establish an offshore structure to hold the entire equity interest in Shanghai Atour Business Management (Group) Co., Ltd. (“Atour Shanghai”). The Restructuring was approved by the shareholders and board of directors of Atour Shanghai in December 2020 and a reorganization framework agreement was entered into between Atour Shanghai and the shareholders of Atour Shanghai in February 2021. As part of the Restructuring, the Company established an intermediate holding company of the Group in Hong Kong, Atour Hong Kong, to hold the entire equity interests in Atour Shanghai.

Pursuant to the Restructuring, the affiliates of the existing equity holders of Atour Shanghai would acquire the equity interests in the Company substantially in proportion to their respective effective equity interests in Atour Shanghai prior to the Restructuring. The Restructuring was fully completed in May 2021 upon the completion of issuance of the shares of the Company to the affiliates of the former equity holders of Atour Shanghai. The Restructuring did not change any rights or economic interests of the equity holders of Atour Shanghai, including the preference rights where applicable.

Atour Lifestyle and Atour Hong Kong had no operations with only nominal amount of net assets prior to the consummation of the Restructuring. All of the Group’s business continues to be conducted through PRC subsidiaries after the Restructuring.

The Restructuring was accounted for as a reverse recapitalization of Atour Shanghai rather than a business combination. Accordingly, the Company’s consolidated financial statements represent a continuation of the financial statements of Atour Shanghai, and the assets and liabilities were recorded at their historical carrying values upon completion of the Restructuring.